Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 4,164	$ 2,408	$ 11,319	$ 10,699	$ 1,107
Foreign	66	119	217	142	184
State	405	220	3,081	1,845	140
Current tax expense (benefit)	4,635	2,747	14,617	12,686	1,431
Deferred:
Federal	2,043	5,436	(5,659)	6,610	3,597
State	233	497	(1,021)	1,048	393
Deferred income taxes	2,276	5,933	(6,680)	7,658	3,990
Income tax expense	$ 6,911	$ 8,680	$ 7,937	$ 20,344	$ 5,421